UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if amendment [x]; Amendment Number: 1
This Amendment (check only one):              [x] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste. 300
           San Francisco, CA 94111


Form 13F File Number:    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joanne Cormican
Title   Chief Financial Officer
Phone   415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican       San Francisco, CA        December 2, 2009
-------------------       ------------------       ----------------
[Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      84
Form 13F Information Table Value Total:      1,258,705   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     4448   359000 SH       SOLE                   359000 0        0
AEROPOSTALE INC                COM              007865108     3260    75000 SH       SOLE                    75000 0        0
AMAG PHARMACEUTICALS INC       COM              00163U106     7281   166700 SH       SOLE                   166700 0        0
AMERICAN DAIRY INC             COM              025334103     9831   347000 SH       SOLE                   347000 0        0
APPLE COMPUTER INC             COM              037833100     2595    14000 SH       SOLE                    14000 0        0
ARCHER-DANIELS-MIDLAND COMPANY COM              039483102     4117   140900 SH       SOLE                   140900 0        0
BEAZER HOMES USA INC           COM              07556Q105     3634   650000 SH       SOLE                   650000 0        0
BRF - BRASIL FOODS SA - ADR    COM              10552T107     2628    49355 SH       SOLE                    49355 0        0
CEPHALON INC                   COM              156708109    22248   382000 SH       SOLE                   382000 0        0
CISCO SYSTEMS INC              COM              17275R102     7580   322000 SH       SOLE                   322000 0        0
CKE RESTAURANTS INC            COM              12561E105     1662   158400 SH       SOLE                   158400 0        0
COSAN LTD-CLASS A SHARES       COM              G25343107     3252   411700 SH       SOLE                   411700 0        0
COVIDIEN PLC                   COM              G2554F105    22409   518000 SH       SOLE                   518000 0        0
DIREXION DAILY FINL BEAR 3X    ETF              25459W490      312    15000 SH       SOLE                    15000 0        0
DISCOVER FINL SVCS PUT         PUT              254709958    16230  1000000 SH  PUT  SOLE                  1000000 0        0
DOW CHEMICAL                   COM              260543103    32501  1246700 SH       SOLE                  1246700 0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    88470  3077200 SH       SOLE                  3077200 0        0
E*TRADE FINANCIAL CORP         COM              269246104     3675  2100000 SH       SOLE                  2100000 0        0
ECLIPSYS CORP                  COM              278856109     6272   325000 SH       SOLE                   325000 0        0
E-HOUSE CHINA HOLDINGS-ADS     COM              26852W103     1709    80000 SH       SOLE                    80000 0        0
ENERNOC INC                    COM              292764107       70     2100 SH       SOLE                     2100 0        0
EXPRESS SCRIPTS INC            COM              302182100    14197   183000 SH       SOLE                   183000 0        0
FIRST SOLAR INC                COM              336433107      268     1750 SH       SOLE                     1750 0        0
FMC CORP                       COM              302491303     1979    35190 SH       SOLE                    35190 0        0
FPL GROUP INC                  COM              302571104      276     5000 SH       SOLE                     5000 0        0
GILEAD SCIENCES INC            COM              375558103     9528   204900 SH       SOLE                   204900 0        0
GOOGLE INC - CL A              COM              38259P508     6570    13250 SH       SOLE                    13250 0        0
HOVNANIAN ENTERPRISES-A        COM              442487203     2880   750000 SH       SOLE                   750000 0        0
IMPAX LABORATORIES INC         COM              45256B101     2063   236000 SH       SOLE                   236000 0        0
IMPERIAL SUGAR CO              COM              453096208     4184   329996 SH       SOLE                   329996 0        0
ISHARES TR INDEX PUT           PUT              464287954   131127  3370000 SH  PUT  SOLE                  3370000 0        0
ISHARES TR INDEX PUT           PUT              464287955    67770  1125000 SH  PUT  SOLE                  1125000 0        0
JANUS CAP GROUP INC PUT        PUT              47102X955     8508   600000 SH  PUT  SOLE                   600000 0        0
KROGER CO                      COM              501044101     2182   105700 SH       SOLE                   105700 0        0
LANDEC CORP                    COM              514766104     1143   178588 SH       SOLE                   178588 0        0
LAS VEGAS SANDS CORP CALL      CALL             517834907    16840  1000000 SH  CALL SOLE                  1000000 0        0
LENDER PROCESSING SERVICES     COM              52602E102    38170  1000000 SH       SOLE                  1000000 0        0
MBIA INC CALL                  CALL             55262C900    11640  1500000 SH  CALL SOLE                  1500000 0        0
MCKESSON CORP                  COM              58155Q103    32687   548900 SH       SOLE                   548900 0        0
MICROSOFT CORP                 COM              594918104     4470   173800 SH       SOLE                   173800 0        0
MOMENTA PHARMACEUTICALS INC    COM              60877T100     4329   408000 SH       SOLE                   408000 0        0
MORGAN STANLEY                 COM              617446448     7720   250000 SH       SOLE                   250000 0        0
MYR GROUP INC/DELAWARE         COM              55405W104       63     3000 SH       SOLE                     3000 0        0
MYRIAD GENETICS INC            COM              62855J104    10073   367500 SH       SOLE                   367500 0        0
ONYX PHARMACEUTICALS INC       COM              683399109    10873   362800 SH       SOLE                   362800 0        0
ONYX PHARMACEUTICALS INC CALL  CALL             683399909    29970  1000000 SH  CALL SOLE                  1000000 0        0
PALM INC NEW CALL              CALL             696643905     8730   500000 SH  CALL SOLE                   500000 0        0
PERFECT WORLD CO LTD-ADR       COM              71372U104     4097    85179 SH       SOLE                    85179 0        0
PETROHAWK ENERGY CORP          COM              716495106     3728   154000 SH       SOLE                   154000 0        0
PFIZER INC                     COM              717081103    16881  1020000 SH       SOLE                  1020000 0        0
PNC FINL SVCS GROUP INC PUT    PUT              693475955    29090   600000 SH  PUT  SOLE                   600000 0        0
POWERSHARES DB OIL 2X SHORT    ETF              25154K809     1426    17500 SH       SOLE                    17500 0        0
PRIDE INTERNATIONAL            COM              74153Q102     2463    80900 SH       SOLE                    80900 0        0
PROSHARES ULTRASHORT FINANCIAL ETF              74347R628      634    25300 SH       SOLE                    25300 0        0
PROSHARES ULTRASHORT GOLD      ETF              74347W700     1066    84200 SH       SOLE                    84200 0        0
PROSHARES ULTRASHORT MIDCAP 40 ETF              74347R859     1358    53400 SH       SOLE                    53400 0        0
PROSHARES ULTRASHORT RUSSELL 2 ETF              74347R834     1417    49400 SH       SOLE                    49400 0        0
PROSHARES ULTRASHORT S&P500    ETF              74347R883      372    28000 SH       SOLE                    28000 0        0
PROSHARES ULTRASHORT SMALLCAP6 ETF              74347R792      717    23500 SH       SOLE                    23500 0        0
QUALCOMM INC                   COM              747525103     4102    91200 SH       SOLE                    91200 0        0
SANDERSON FARMS INC            COM              800013104     2856    75883 SH       SOLE                    75883 0        0
SEAHAWK DRILLING INC           COM              81201R107      168     5393 SH       SOLE                     5393 0        0
SPDR TR PUT                    PUT              78462F953   316770  3000000 SH  PUT  SOLE                  3000000 0        0
SHIP FINANCE INTL              COM              G81075106     1536   125000 SH       SOLE                   125000 0        0
SMITHFIELD FOODS INC           COM              832248108      276    20000 SH       SOLE                    20000 0        0
SPDR GOLD TRUST                COM              78463V107     2570    26000 SH       SOLE                    26000 0        0
STARENT NETWORKS CORP          COM              85528P108     4804   189000 SH       SOLE                   189000 0        0
STRYKER CORP                   COM              863667101     5679   125000 SH       SOLE                   125000 0        0
SUNCOR ENERGY INC              COM              867224107     4897   140000 SH       SOLE                   140000 0        0
SUNPOWER CORP-CLASS B          COM              867652307      858    34000 SH       SOLE                    34000 0        0
TEEKAY CORP                    COM              Y8564W103      755    34500 SH       SOLE                    34500 0        0
TEREX CORP                     COM              880779103     1034    49900 SH       SOLE                    49900 0        0
TEVA PHARMACEUTICAL ADR        COM              881624209    23430   463400 SH       SOLE                   463400 0        0
TRANSOCEAN LTD.                COM              H8817H100    11940   139600 SH       SOLE                   139600 0        0
TYSON FOODS INC-CL A           COM              902494103     4107   325200 SH       SOLE                   325200 0        0
ULTRASHORT MSCI EMERGING MKT   ETF              74347R354      522    38600 SH       SOLE                    38600 0        0
ULTRASHORT REAL ESTATE PROSH   ETF              74347R552      119    12300 SH       SOLE                    12300 0        0
UNITED STATES STEEL CORP       COM              912909108    26400   595000 SH       SOLE                   595000 0        0
WEATHERFORD INTL LTD           COM              H27013103     1822    87900 SH       SOLE                    87900 0        0
WELLS FARGO & CO NEW PUT       PUT              949746951    28180  1000000 SH  PUT  SOLE                  1000000 0        0
WENDY'S/ARBY'S GROUP INC-A     COM              950587105    49438 10452000 SH       SOLE                 10452000 0        0
WRIGHT MEDICAL GROUP INC       COM              98235T107     9278   519500 SH       SOLE                   519500 0        0
ZIMMER HOLDINGS INC            COM              98956P102    10909   204100 SH       SOLE                   204100 0        0
ZIP REALTY                     COM              98974V107    10582  2519550 SH       SOLE                  2519550 0        0